Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 1,255	$ 781
Growing crops	2,932	2,606
Finished goods	0	0
Total inventories, net	$ 4,187	$ 3,387